UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21384

New River Funds

(Exact name of Registrant as specified in charter)

1881 Grove Avenue, Radford, VA                          24141

(Address of principal executive offices)

(Zip code)

James Colantino

             c/o Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2603

Date of fiscal year end:

8/31

Date of reporting period:  2/28/05

Item 1.  Reports to Stockholders.

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

INVESTMENT MANAGER

NEW RIVER ADVISERS LLC

1881 GROVE AVENUE

RADFORD, VA 24141

SEMI-ANNUAL REPORT

FEBRUARY 28, 2005

New River Funds

C.E.O.’s Letter

Dear Fellow Shareholders,

It is my privilege to present you with the New River Funds’ Semi-Annual Report covering the period ended February 28, 2005.  In the past six months our funds have performed well.  Both our Small Cap Fund and our Core Equity Fund have outperformed their respective benchmarks for this period.  We have benefited in this period by adherence to our investment philosophy, which is conservative in nature: we look for good companies whose shares can be bought at reasonable prices or at a discount to what we believe is the company’s intrinsic value.  This means that we continue to look for and invest in companies with strong balance sheets, strong management, and strong, durable prospects.

Quality companies such as the kind we pick are not always in style on Wall Street, and over short periods of time (3-5 years), various sub-groups of stocks move into and out of favor. For example, the S&P 5001(larger companies) trounced the Russell 20002(smaller companies) from 1995-1999 and the two indices reversed roles in the next five years, as the Russell rose about 38% while the S&P actually fell.  All we can do is continue to follow our investment process and hope that good results serve as testimony to the value of dedication and rigor on the part of a money manager.  We believe that, over time, our diligence will continue to reward our investors.

As usual, there are plenty of things for investors to worry about: stocks are expensive and bond yields are low; the growth of derivatives and an over-reliance on value at risk models, rising interest rates; trade and budget deficits; a falling dollar and record consumer debt levels; inflated housing prices; and competition from China and India, just to name a few.  Eventually, one or more of these will probably cause some trouble for stocks. However, we believe there is more risk to being out of the market than invested in it.  In times like these, we just have to look harder to find good opportunities, watch external events more closely, and diligently take our gains when we have them.  Our strategy is to sell stocks when we think they are expensive because the odds have shifted against us, not because we know if, or when, they will go down. Some call this market timing. Our managers prefer to believe that they are following Warren Buffett’s advice to "wait for the fat pitch" and to be prepared to swing hard when that pitch comes along.

In my last semi-annual letter to you, the mutual fund industry was in turmoil because of the ethical failings and lapses in judgment at several investment firms.  As a consequence there have been many changes in the industry, regulatory and otherwise.  Changes will continue to occur as the SEC and others review all aspects of the industry and seek to assure investors that their interests are not sacrificed for the sake of profit.  At New River Funds we remain committed to the principle that the investor comes first.  The funds have not entered into any soft dollar arrangements, we maintain a 2% redemption fee on Fund shares held for less than 30 days, and we do not allow late trading.  Our 2% redemption fee had been set at 6 months, but this was reduced because we believe 30 days is sufficient to prevent short-term speculation.  From inception we have focused on doing what we believe is in the best interests of our shareholders, and we are resolved to continue in this vein.

Thank you for your investment in the New River Funds.  We look forward to reporting again to you in six months.

Regards,

Robert M. Patzig
Chief Executive Officer
April 12, 2005

 1 The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 widely held common stocks.  An investor cannot invest directly in an index.

 2 The Russell 2000 Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies.  An investor cannot invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of New River Funds.  This and other information about the New River Funds is contained in the prospectus, which can be obtained by calling toll free 1-866-NRA-FUND (1-866-672-3863) or by visiting us on the web site at www.newriverfunds.com, and should be read carefully before investing.

New River Funds are distributed by Aquarius Fund Distributors, LLC, Member NASD.

AFD-04/18/2005-108

New River Funds

Portfolio Holdings Information

February 28, 2005

Small Cap Fund

% of Net

% of Net

Portfolio Holdings by Industry                      Assets                                                                                       Assets

Common Stocks

  93.31%

Food Processing

7.23

Apparel Manufacturers

3.84

Healthcare

4.15

Basic Materials

  12.00

Machinery

  14.67

Chemicals

4.37

Recreational Products

4.35

Construction Services

4.79

Retail

7.20

Diversified Manufacturing

5.05

Savings & Loans

4.43

Energy

8.59

Telecommunications Equipment

8.66

Financial Services                                               3.98            Cash & Other Assets Less Liabilities           6.69

Total Nets Assets

   100.00%

% of Net

% of Net

Top Ten Portfolio Holdings                            Assets                                                                                      Assets

Quanex Corp

5.24%

AGCO Corp.

4.99

Cascade Corp.

5.17

URS Corp.

4.79

Smithfield Foods, Inc.

5.16

Flowserve Corp.

4.50

Trinity Industries, Inc.

5.05

Newport Co.

4.46

Newfield Exploration Co.                                   5.00            Washington Federal, Inc.                                   4.43

Core Equity Fund

% of Net

% of Net

Portfolio Holdings by Industry                       Assets                                                                                      Assets

Common Stocks

  98.84%

Food Products

3.46

Beverages

2.93

Healthcare

2.79

Building Materials

3.74

Insurance

7.25

Business Services

3.74

Medical - Drugs

2.00

Chemicals

3.24

Mining

2.51

Computer Services

  10.06

Oil & Gas

9.80

Computer Software & Programming

3.19

Restaurants

2.96

Computer Storage Devices

3.85

Retail

7.31

Conglomerates

6.60

Semiconductors

2.94

Construction Services                                        3.52            Cash & Other Assets

Financial Services                                                16.95                Less Liabilities                                               1.16

 Total Nets Assets

   100.00%

% of Net

% of Net

Top Ten Portfolio Holdings                            Assets                                                                                        Assets

Citigroup, Inc.

3.94%

First Data Corp.

3.71

Best Buy, Inc.

3.85

UnitedHealth Group, Inc.

3.69

Sandisk Corp.

3.85

Franklin Resources, Inc.

3.65

Masco Corp.

3.74

Devon Energy Corp.

3.65

Manpower, Inc.                                                     3.74            Allstate Corp.                                                       3.56

New River Funds

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you incur ongoing costs including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees.

This Example is based on an investment of $1,000 invested on August 31, 2004 and held until February 28, 2005.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/31/04)	Ending Account Value (2/28/05)	Expenses Paid During Period* (9/1/04 to 2/28/05)
Small Cap Fund
Actual	$1,000.00	$1,182.93	$8.12
Hypothetical (5% return before expenses)	1,000.00	1,017.36	7.50
Core Equity Fund
Actual	1,000.00	1,145.15	6.91
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.51

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.30% for Small Cap Fund and Core Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New River Funds
Small Cap Fund - Schedule of Investments
February 28, 2005 (Unaudited)

	Shares	Market Value
COMMON STOCKS- 93.31%
Apparel Manufacturers- 3.84%
Columbia Sportswear Co.*	11,110	$ 622,715

Basic Materials- 12.00%
Atlantis Plastics, Inc. Class A*	19,910	418,110
Caraustar Industries, Inc *	47,460	678,203
Quanex Corp.	14,447	850,206
		1,946,519
Chemicals- 4.37%
Lubrizol Corp.	16,625	708,724

Construction Services- 4.79%
URS Corp.*	26,945	777,094

Diversified Manufacturing- 5.05%
Trinity Industries, Inc.	28,425	818,640

Energy- 8.59%
Newfield Exploration Co.*	10,934	811,850
OGE Energy Corp.	22,430	582,058
		1,393,908
Financial Services- 3.98%
Affiliated Managers Group*	9,980	646,305

Food Processing- 7.23%
Darling International, Inc. *	80,000	336,000
Smithfield Foods, Inc.*	24,565	836,438
		1,172,438
Healthcare- 4.15%
America Service Group, Inc.*	26,885	673,200

New River Funds
Small Cap Fund- Schedule of Investments- Continued
February 28, 2005 (Unaudited)

	Shares	Market Value
Machinery- 14.67%
AGCO Corp.*	41,615	$ 810,244
Cascade Corp.	23,375	839,163
Flowserve Corp.*	29,230	730,458
		2,379,865
Recreational Products- 4.35%
Polaris Industries, Inc.	10,120	706,275

Retail- 7.20%
Pier One Imports, Inc.	26,270	479,427
Tractor Supply Co.*	16,195	689,745
		1,169,172
Savings & Loans- 4.43%
Washington Federal, Inc.	30,267	718,841

Telecommunications Equipment- 8.66%
Andrew Corp.*	56,300	681,230
Newport Corp.*	51,395	724,157
		1,405,387

TOTAL COMMON STOCKS (Cost $13,917,250)		15,139,083

TOTAL INVESTMENTS (Cost $13,917,250)- 93.31%		$ 15,139,083
Cash and other assets less liabilities- 6.69%		1,084,927
NET ASSETS- 100.00%		$ 16,224,010

*Non-income producing security

New River Funds
Core Equity Fund - Schedule of Investments
February 28, 2005 (Unaudited)

	Shares	Market Value
COMMON STOCKS- 98.84%
Beverages- 2.93%
Anheuser-Busch Companies, Inc.	2,300	$ 109,135

Building Materials- 3.74%
Masco Corp.	4,135	139,432

Business Services- 3.74%
Manpower, Inc.	3,190	139,403

Chemicals- 3.24%
Du Pont (E.I.) de Nemours & Co.	2,265	120,724

Computer Services- 10.06%
Affiliated Computer Services, Inc. Class A *	2,400	124,080
First Data Corp.	3,375	138,442
Fiserv, Inc.*	2,970	112,682
		375,204
Computer Software & Programming- 3.19%
Intuit, Inc.*	2,780	118,984

Computer Storage Devices- 3.85%
Sandisk Corp.*	5,340	143,539

Conglomerates- 6.60%
General Electric Co.	3,640	128,128
Tyco International Ltd.	3,520	117,850
		245,978
Construction Services- 3.52%
Toll Brothers, Inc. *	1,490	131,194

Financial Services- 16.95%
Capital One Financial Corp.	1,710	131,123
Citigroup, Inc.	3,080	146,978
Franklin Resources, Inc.	1,940	136,169
H&R Block, Inc.	2,390	127,387
Washington Mutual, Inc.	2,160	90,634
		632,291
New River Funds
Core Equity Fund- Schedule of Investments- Continued
February 28, 2005 (Unaudited)

	Shares	Market Value
Food Products- 3.46%
Wrigley, (WM) Jr. Co.	1,940	$ 129,126

Healthcare- 2.79%
Cardinal Health, Inc.	1,780	104,219

Insurance- 7.25%
Allstate Corp.	2,470	132,590
UnitedHealth Group, Inc.	1,510	137,652
		270,242
Medical- Drugs- 2.00%
Pfizer, Inc.	2,840	74,664

Mining- 2.51%
Alcoa, Inc.	2,910	93,469

Oil & Gas- 9.80%
Devon Energy Corp.	2,910	136,159
Exxon Mobil Corp.	1,900	120,289
GlobalSantaFe Corp.	2,910	109,125
		365,573
Restaurants- 2.96%
Wendy's International, Inc.	2,920	110,522

Retail- 7.31%
Best Buy, Inc.	2,660	143,693
Wal-Mart Stores, Inc.	2,495	128,767
		272,460
Semiconductors- 2.94%
Intel Corp.	4,580	109,828

TOTAL COMMON STOCKS (Cost $3,536,929)		3,685,987

TOTAL INVESTMENTS (Cost $3,536,929)- 98.84%		$ 3,685,987
Cash and other assets less liabilities- 1.16%		43,170
NET ASSETS- 100.00%		$ 3,729,157

*Non-income producing security

New River Funds
Statements of Assets and Liabilities
February 28, 2005 (Unaudited)

	Small Cap	Core Equity
	Fund	Fund
ASSETS:
Investments, at cost	$ 13,917,250	$ 3,536,929
Investments in securities, at value	$ 15,139,083	$ 3,685,987
Cash	921,625	245,281
Receivable for securities sold	528,804	-
Receivable for fund shares sold	36,530	4,447
Dividends and interest receivable	4,322	3,740
Due from investment adviser	1,780	2,567
Prepaid expenses and other assets	22,580	14,820
Total Assets	16,654,724	3,956,842

LIABILITIES:
Payable for securities purchased	395,015	193,663
Payable for distribution fees	6,100	1,257
Accrued expenses and other liabilities	29,599	32,765
Total Liabilities	430,714	227,685
Net Assets	$ 16,224,010	$ 3,729,157

NET ASSETS CONSIST OF:
Paid in capital	$ 14,957,649	$ 3,566,368
Accumulated undistributed net investment income (loss)	(30,860)	88
Accumulated net realized gain from
investment transactions	75,388	13,643
Net unrealized appreciation on investments	1,221,833	149,058
Net Assets	$ 16,224,010	$ 3,729,157

Shares Outstanding	1,146,221	312,855

Net asset value, offering price and redemption
price per share*	$ 14.15	$ 11.92
_____________
* Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

New River Funds
Statements of Operations
For the six months ended February 28, 2005 (Unaudited)

	Small Cap	Core Equity
	Fund	Fund
INVESTMENT INCOME:
Interest	$ 1,703	$ 233
Dividends	35,478	9,017
Total investment income	37,181	9,250

EXPENSES:
Legal fees	48,621	12,189
Investment advisory fees	45,039	5,584
Transfer agency fees	14,948	9,721
Accounting fees	13,455	11,203
Administration fees	11,260	10,129
Distribution fees	11,260	1,745
Registration & filing fees	10,422	10,422
Insurance expense	7,647	1,926
Audit fees	5,948	5,948
Custody fees	5,534	2,871
Printing expense	4,942	1,244
Trustees' fees	4,270	1,075
Miscellaneous expenses	1,084	745
Total expenses	184,430	74,802

Less: Expense reimbursement and waivers	(116,389)	(65,640)
Net expenses	68,041	9,162

Net investment income (loss)	(30,860)	88

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain from investment transactions	79,551	14,555
Net change in unrealized appreciation
of investments for the period	1,204,851	152,394
Net realized and unrealized gain on investments	1,284,402	166,949
Net increase in net assets resulting from operations	$ 1,253,542	$ 167,037

New River Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the six months	October 1, 2003*
	ended	through
	February 28, 2005	August 31, 2004
NET INCREASE IN NET ASSETS	(Unaudited)
FROM OPERATIONS:
Net investment loss	$ (30,860)	$ (13,004)
Net realized gain from investment transactions	79,551	47,242
Net change in unrealized appreciation of
investments for the period	1,204,851	16,982
Net increase in net assets resulting from operations	1,253,542	51,220

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments
($0.05 and $0.00 per share, respectively)	(38,401)	-

CAPITAL SHARE TRANSACTIONS:	11,441,210	3,483,109

Net increase in net assets	12,656,351	3,534,329

NET ASSETS:
Beginning of period	3,567,659	33,330
End of period	$ 16,224,010	$ 3,567,659

Accumulated net investment loss at end of period	$ (30,860)	$ -

*Commencement of operations.

New River Funds
Statements of Changes in Net Assets
Core Equity Fund

	For the six months	October 1, 2003*
	ended	through
	February 28, 2005	August 31, 2004
NET INCREASE IN NET ASSETS	(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$ 88	$ (383)
Net realized gain from investment transactions	14,555	5,690
Net change in unrealized appreciation (depreciation)
of investments for the period	152,394	(3,336)
Net increase in net assets resulting from operations	167,037	1,971

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments
($0.04 and $0.00 per share, respectively)	(6,219)	-

CAPITAL SHARE TRANSACTIONS:	3,287,224	245,804

Net increase in net assets	3,448,042	247,775

NET ASSETS:
Beginning of period	281,115	33,340
End of period	$ 3,729,157	$ 281,115

Accumulated net investment income at end of period	$ 88	$ -

*Commencement of operations.

New River Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)

	For the six months	October 1, 2003*
	ended	through
	February 28, 2005	August 31, 2004
	(Unaudited)
Net asset value, beginning of period	$ 12.00	$ 10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05)	(0.11)
Net realized and unrealized gain on investments	2.25	2.11
Total from investment operations	2.20	2.00

LESS DISTRIBUTIONS:
Distributions from net realized gains on investments	(0.05)	-

Net asset value, end of period	$ 14.15	$ 12.00

Total return (b)	18.29%	20.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 16,224	$ 3,568
Ratios to average net assets (c,d)
Expenses	1.50%	1.83%
Net investment income	(0.69)%	(0.99)%
Portfolio turnover rate	8%	15%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 2.59% and 11.84% of average net assets for the periods ended February 28, 2005 and
August 31, 2004, respectively.

New River Funds
Financial Highlights
Core Equity Fund

Selected data based on a share outstanding throughout each period (a)

	For the six months	October 1, 2003*
	ended	through
	February 28, 2005	August 31, 2004
	(Unaudited)
Net asset value, beginning of period	$ 10.44	$ 10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	-	(0.02)
Net realized and unrealized gain on investments	1.52	0.46
Total from investment operations	1.52	0.44

LESS DISTRIBUTIONS:
Distributions from net realized gains on investments	(0.04)	-

Net asset value, end of period	$ 11.92	$ 10.44

Total return (b)	14.52%	4.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,729	$ 281
Ratios to average net assets (c,d)
Expenses	1.30%	1.67%
Net investment income	0.01%	(0.21)%
Portfolio turnover rate	13%	38%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 9.42% and 61.24% of average net assets for the periods ended February 28, 2005 and
August 31, 2004, respectively.

New River Funds

Notes to Financial Statements

February 28, 2005 (Unaudited)

NOTE 1. ORGANIZATION

New River Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on April 21, 2003, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is currently comprised of two separate series: New River Small Cap Fund (the “Small Cap Fund”) and New River Core Equity Fund (the “Core Equity Fund”) (collectively the “Funds” and each individually a “Fund”). The Funds commenced operations on October 1, 2003.  Small Cap Fund operates as a non-diversified investment company and Core Equity Fund operates as a diversified investment company, within the meaning of the 1940 Act.  The primary investment objective of each Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

New River Funds

Notes to Financial Statements- Continued

February 28, 2005 (Unaudited)

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Security Transactions and Investment Income-  Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses-  Most expenses of the Trust can be directly attributed to a Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes- It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with New River Advisers LLC (the “Manager”). The Manager has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board of Trustees.  The following table sets forth the annual management fee rates payable by each Fund to the Manager pursuant to the management agreement, expressed as a percentage of the Fund’s average daily net assets along with the actual management fees earned during the six months ended February 28, 2005.

	Management Fee Rate	Management Fee
Small Cap Fund	1.00%	$ 45,039
Core Equity Fund	0.80%	5,584

New River Funds

Notes to Financial Statements- Continued

February 28, 2005 (Unaudited)

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS-Continued

The Manager has contractually agreed to waive its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2005.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements for the six months ended February 28, 2005 are disclosed in the table below:

	Expense Limitation	Management Fee Waivers/ Reimbursements
Small Cap Fund	1.50%	$ 116,389
Core Equity Fund	1.30%	65,640

Fees waived or expenses reimbursed may be recouped by the Manager from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the contractual expense limitation described above.  As of February 28, 2005, there was $271,843 and $176,232 of fee waivers and expense reimbursements subject to recapture by the Manager through August 31 of the years below:

	2007	2008
Small Cap Fund	$ 155,454	$ 116,389
Core Equity Fund	110,592	65,640

The Manager has entered into sub-advisory agreements with Michael W. Cook Asset Management, Inc., on behalf of the Small Cap Fund and with Howe and Rusling, Inc., on behalf of the Core Equity Fund.  Each sub-adviser is an affiliate of the Manager.  Each sub-adviser is compensated in an amount equal to 40% of the management fee received by the Manager.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration and accounting services to the Funds.  Under terms of such agreements, GFS is paid an annual fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Funds and GFS are also parties to a transfer agency servicing agreement, under which GFS provides transfer agency and dividend disbursing services.  For performing such services, GFS receives from each Fund a minimum monthly or per account fee plus certain transaction fees.  In addition, GFS is reimbursed for out-of-pocket expenses.

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, including related administrative support.  Under the terms of such agreement, FCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.

A trustee and certain officers of the Funds are also officers of affiliates of the Manager.  An officer of the Funds is also an officer of GFS and FCS.

New River Funds

Notes to Financial Statements- Continued

February 28, 2005 (Unaudited)

NOTE 4. DISTRIBUTION PLANS

The distributor of the Funds is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS and FCS.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which each Fund reimburses the Distributor or other entities for certain distribution activities and shareholder services performed for the Funds and their shareholders.   The Plan provides for the payment of a distribution fee at an annualized rate of 0.25% per year of each Fund’s average daily net assets.  Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, expenses incurred in distributing shares of each Fund in excess of the total payments made by the Fund pursuant to the Plan may or may not be recovered through future distribution fees.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended February 28, 2005 were as follows:

	Purchases	Sales
Small Cap Fund	$ 11,082,664	$ 681,880
Core Equity Fund	3,430,112	186,314

The identified cost of investments in securities owned by each Fund, for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 28, 2005, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$ 13,919,149	$ 1,611,107	$ 391,173	$ 1,219,934
Core Equity Fund	3,536,929	217,389	68,331	149,058

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

Small Cap Fund:	For the six months ended February 28, 2005 (Unaudited)		October 1, 2003* through August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold	856,284	$11,540,300	295,391	$3,498,699
Shares issued for reinvestment of dividends	2,684	37,979	-	-
Shares redeemed (Net of $1,164 and $0 redemption fees**, respectively)	(10,126)	(137,069)	(1,345)	(15,590)
Net increase	848,842	$11,441,210	294,046	$3,483,109

New River Funds

Notes to Financial Statements- Continued

February 28, 2005 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS-Continued

Core Equity Fund:	For the six months ended February 28, 2005 (Unaudited)		October 1, 2003* through August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold	296,614	$ 3,410,290	23,594	$245,865
Shares issued for reinvestment of dividends	527	6,219	-	-
Shares redeemed (Net of $466 and $0 redemption fees**, respectively)	(11,208)	(129,285)	(6)	(61)
Net increase	285,933	$3,287,224	23,588	$245,804

                                                               *Commencement of Operations.

                                                               **Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

NOTE 7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 28, 2005, First Trust Co. held 30% of the outstanding shares of the Small Cap Fund for the benefit of others. Charles Schwab and National Financial Services held 64% and 28%, respectively, of the outstanding shares of the Core Equity Fund for the benefit of others.

NOTE 8. TAX INFORMATION

In accordance with industry practice, each Fund has recorded a reclassification in the capital accounts.  As of August 31, 2004, the Small Cap Fund and Core Equity Fund recorded permanent book/tax differences of $13,004 and $383, respectively, from undistributed net investment loss to accumulated net realized gains. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and accumulated net realized gains on a tax basis, which is considered to be more informative to shareholders.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Unrealized Appreciation / (Depreciation)
Small Cap Fund	$ 36,137	$ 15,083
Core Equity Fund	5,307	(3,336)

The differences between book basis and tax basis figures for the Small Cap Fund is attributable to the tax treatment of wash sale losses.

New River Funds

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On December 10, 2004, a Special Meeting of Shareholders of New River Small Cap Fund was held and the following matter was voted upon:

(1)  To approve a change in the Fund's sub-classification, as defined in Section 5(b) of the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified" and to amend one of the Fund's fundamental investment restrictions concerning diversification.

                       FOR                                           AGAINST                                            ABSTAIN

                     240,346                                             3,219                                                       0

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to portfolio securities as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863).

Investment Advisor

New River Advisers LLC

1881 Grove Avenue

Radford, VA 24141

Administrator and

Fund Accountant

Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Aquarius Fund Distributors, LLC

1005 South 107th Avenue

Omaha, NE 68114

Independent Auditors

Tait, Weller & Baker

1818 Market Street

Philadelphia, PA 19103

Shareholder Information:

1-866-NRA-FUND

(1-866-672-3863)

www.newriverfunds.com

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

SEMI-ANNUAL REPORT

(UNAUDITED)

FEBRUARY 28, 2005

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the New River Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

New River Funds

By (Signature and Title)

/s/ Robert Patzig

Robert Patzig, Chief Executive Officer

Date

4/19/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Patzig

Robert Patzig, Chief Executive Officer

Date

4/19/05

By (Signature and Title)

/s/ Doit L. Koppler II

Doit L. Koppler II, Chief Financial Officer

Date

4/19/05